Chapter 11 - Seadrill Proceedings (Details) - USD ($) $ in Millions	Feb. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2018
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 6,200	$ 5,662	$ 5,662
Rights Offering Percentage	12.50%
Backstop Parties, percentage of new shares issued minus the Rights Offering Percentage (if under-subscribed)	12.50%
Equity commitment premium percentage	4.25%
Commitment premium	7.50%
Reorganized Seadrill | Maximum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent	83.00%
Reorganized Seadrill | Minimum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent	16.75%
Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt			$ 5,662
Senior Secured Notes Member | Secured Debt
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 500
Debt instrument, interest rate (as percent)				12.00%
Allowed Credit Agreement Claim
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 683
Stated interest rate, paid-in-kind portion (as a percent)	7.50%
Allowed Credit Agreement Claim | LIBOR
Reorganization, Chapter 11 [Line Items]
Basis spread on variable rate (as a percent)	5.00%
New First Lien Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity	$ 300
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity	$ 175
Debt instrument, interest rate (as percent)	7.00%
New First Lien Revolving Credit Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity	$ 125
Debt instrument, interest rate (as percent)	7.00%
Commitment fee percentage	2.80%